EMPLOYEE BENEFIT PLANS - Schedule of Weighted-average assumptions used in determining the net periodic benefit costs (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	5.70%	5.30%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	5.30%	5.30%
Expected return on assets	6.50%	6.50%	6.50%
Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.44%	5.23%	5.01%
Expected return on assets	0.00%	0.00%	0.00%